CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Temporary equity, redemption price per share	$ 0.01	$ 0.01
Temporary equity, shares authorized	2,800,000	0
Temporary equity, shares issued	1,850,147	0
Temporary equity, shares outstanding	1,850,147	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares, issued	15,505,853	15,477,374
Common stock, shares, outstanding	15,505,853	15,477,374